Investment in Associates - Summarized Financial Information of the Company's Material Associates (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of summarized financial information [line items]
Current assets	$ 28,814	$ 18,281	[1]	$ 23,960	[1]
Non-current assets	207,834	215,587	[1]	224,251	[1]
Current liabilities	34,841	34,826	[1]	36,625	[1]
Non-current liabilities	117,254	127,153	[1]	131,383	[1]
Non-controlling interests	8,831	7,404	[1]	7,624	[1]
Net assets	236,648	233,868	[1]	248,208	[1]
Revenue	52,329	53,041	[2]	54,859	[2]
Profit (loss)	9,990	5,157	[2]	8,606	[2]
Other comprehensive income (loss)	498	(7,756)	[3]	1,040	[3]
Total comprehensive income	10,912	(2,068)	[3]	$ 10,205	[3]
AB InBev Efes [member]
Disclosure of summarized financial information [line items]
Current assets	377	275
Non-current assets	767	664
Current liabilities	652	556
Non-current liabilities	109
Net assets	383	383
Revenue	1,388	1,081
Profit (loss)	23	4
Total comprehensive income	23	4
Castel [member]
Disclosure of summarized financial information [line items]
Current assets	4,044	4,193
Non-current assets	4,255	4,291
Current liabilities	1,631	1,643
Non-current liabilities	743	635
Non-controlling interests	723	939
Net assets	5,201	5,267
Revenue	5,107	5,786
Profit (loss)	719	921
Other comprehensive income (loss)	(372)	(254)
Total comprehensive income	347	667
Efes [member]
Disclosure of summarized financial information [line items]
Current assets	2,266	2,888
Non-current assets	5,618	6,463
Current liabilities	1,859	2,233
Non-current liabilities	1,986	2,207
Non-controlling interests	1,909	2,297
Net assets	2,130	2,614
Revenue	4,015	3,816
Profit (loss)	276	(43)
Other comprehensive income (loss)	(431)	1,536
Total comprehensive income	$ (155)	$ 1,493

[1]	The consolidated statements of financial position as at 31 December 2018 and 1 January 2018 have been restated to reflect the impact of adoption of IFRS 16 under the full retrospective application. The Australian operations have been classified as assets held for sale as at 31 December 2019 without restatement of the respective balances as at 31 December 2018 as required by IFRS 5.
[2]	The consolidated income statements for 2017 and 2018 have been restated to reflect the impact of adoption of IFRS 16 under the full retrospective application and the classification of the Australian operations as discontinued operations.
[3]	The consolidated statements of comprehensive income for 2018 and 2017 have been restated to reflect the impact of adoption of IFRS 16 under the full retrospective application.